UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2012

                                                                      (Form N-Q)

88215-0512                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (32.6%)
   239,731    USAA Aggressive Growth Fund                               $    9,076
   484,227    USAA Emerging Markets Fund                                     8,595
   540,981    USAA Growth Fund                                               8,861
   627,177    USAA Income Stock Fund                                         8,486
   869,941    USAA International Fund                                       21,418
   310,973    USAA Precious Metals and Minerals Fund                         9,423
   575,651    USAA Real Return Fund                                          5,906
   413,814    USAA S&P 500 Index Fund                                        8,727
   521,066    USAA Small Cap Stock Fund                                      7,795
   574,756    USAA Value Fund                                                8,530
                                                                        ----------
              Total Equity Mutual Funds (cost: $81,672)                     96,817
                                                                        ----------
              FIXED - INCOME MUTUAL FUNDS (66.1%)
$5,964,339    USAA Income Fund                                              78,491
 5,622,730    USAA Intermediate-Term Bond Fund                              59,488
 6,398,119    USAA Short-Term Bond Fund                                     58,735
                                                                        ----------
              Total Fixed - Income Mutual Funds (cost: $186,820)           196,714
                                                                        ----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)

 3,787,052    State Street Institutional Liquid Reserve Fund,
                0.23%(a) (cost: $3,787)                                      3,787
                                                                        ----------

              TOTAL INVESTMENTS (COST: $272,279)                        $  297,318
                                                                        ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER           (LEVEL 3)
                                               MARKETS          SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $      96,817       $        --       $         --     $   96,817
FIXED - INCOME MUTUAL FUNDS                       196,714                --                 --        196,714
MONEY MARKET INSTRUMENTS:
  Money Market Funds                                3,787                --                 --          3,787
-------------------------------------------------------------------------------------------------------------
Total                                       $     297,318       $        --       $         --     $  297,318
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (43.8%)
   590,779    USAA Aggressive Growth Fund                              $    22,367
 1,192,331    USAA Emerging Markets Fund                                    21,164
 1,332,370    USAA Growth Fund                                              21,824
 1,544,769    USAA Income Stock Fund                                        20,901
 2,145,829    USAA International Fund                                       52,830
   540,877    USAA Precious Metals and Minerals Fund                        16,389
 1,001,402    USAA Real Return Fund                                         10,274
 1,019,332    USAA S&P 500 Index Fund                                       21,498
 1,283,027    USAA Small Cap Stock Fund                                     19,194
 1,415,827    USAA Value Fund                                               21,011
                                                                       -----------
              Total Equity Mutual Funds (cost: $185,635)                   227,452
                                                                       -----------
              FIXED - INCOME MUTUAL FUNDS (55.0%)
$4,969,570    USAA High Income Fund                                         41,596
 7,405,337    USAA Income Fund                                              97,454
 6,978,741    USAA Intermediate-Term Bond Fund                              73,835
 7,937,941    USAA Short-Term Bond Fund                                     72,870
                                                                       -----------
              Total Fixed - Income Mutual Funds
              (cost: $266,082)                                             285,755
                                                                       -----------

              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS (1.2%)
 6,304,346    State Street Institutional Liquid Reserve Fund,
                0.23%(a) (cost: $6,304)                                      6,304
                                                                       -----------

              TOTAL INVESTMENTS (COST: $458,021)                       $   519,511
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER           (LEVEL 3)
                                               MARKETS          SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     227,452       $        --       $         --     $  227,452
FIXED - INCOME MUTUAL FUNDS                       285,755                --                 --        285,755
MONEY MARKET INSTRUMENTS:
  Money Market Funds                                6,304                --                 --          6,304
-------------------------------------------------------------------------------------------------------------
Total                                       $     519,511       $        --       $         --     $  519,511
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (62.8%)
  1,362,417  USAA Aggressive Growth Fund                               $    51,581
  2,747,488  USAA Emerging Markets Fund                                     48,768
  3,072,832  USAA Growth Fund                                               50,333
  3,563,127  USAA Income Stock Fund                                         48,209
  4,946,765  USAA International Fund                                       121,789
    828,076  USAA Precious Metals and Minerals Fund                         25,091
  1,532,341  USAA Real Return Fund                                          15,722
  2,348,956  USAA S&P 500 Index Fund                                        49,540
  2,952,902  USAA Small Cap Stock Fund                                      44,175
  3,265,730  USAA Value Fund                                                48,463
                                                                       -----------
             Total Equity Mutual Funds (cost: $413,942)                    503,671
                                                                       -----------
             FIXED - INCOME MUTUAL FUNDS (35.9%)
$ 7,604,069  USAA High Income Fund                                          63,646
 10,180,880  USAA Income Fund                                              133,980
  8,528,311  USAA Intermediate-Term Bond Fund                               90,230
                                                                       -----------
             Total Fixed - Income Mutual Funds
             (cost: $264,719)                                              287,856
                                                                       -----------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
  9,549,511  State Street Institutional Liquid Reserve Fund,
               0.23%(a) (cost: $9,550)                                       9,550
                                                                       -----------

              TOTAL INVESTMENTS (COST: $688,211)                       $   801,077
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER           (LEVEL 3)
                                               MARKETS          SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     503,671       $        --       $         --     $  503,671
FIXED - INCOME MUTUAL FUNDS                       287,856                --                 --        287,856
MONEY MARKET INSTRUMENTS:
  Money Market Funds                                9,550                --                 --          9,550
-------------------------------------------------------------------------------------------------------------
Total                                       $     801,077       $        --       $         --     $  801,077
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (78.5%)
  1,710,010   USAA Aggressive Growth Fund                              $    64,741
  3,449,208   USAA Emerging Markets Fund                                    61,224
  3,856,673   USAA Growth Fund                                              63,172
  4,471,718   USAA Income Stock Fund                                        60,502
  6,211,345   USAA International Fund                                      152,923
    809,881   USAA Precious Metals and Minerals Fund                        24,540
  1,499,314   USAA Real Return Fund                                         15,383
  2,952,360   USAA S&P 500 Index Fund                                       62,265
  3,710,138   USAA Small Cap Stock Fund                                     55,504
  4,098,441   USAA Value Fund                                               60,821
                                                                       -----------
              Total Equity Mutual Funds (cost: $511,348)                   621,075
                                                                       -----------
              FIXED - INCOME MUTUAL FUNDS (18.5%)
$ 7,440,366   USAA High Income Fund                                         62,276
  6,352,091   USAA Income Fund                                              83,593
                                                                       -----------
              Total Fixed - Income Mutual Funds
              (cost: $135,595)                                             145,869
                                                                       -----------

              MONEY MARKET INSTRUMENTS (2.7%)

              MONEY MARKET FUNDS (2.7%)
 21,680,797   State Street Institutional Liquid Reserve Fund,
                0.23%(a) (cost: $21,681)                                    21,681
                                                                       -----------

              TOTAL INVESTMENTS (COST: $668,624)                       $   788,625
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER           (LEVEL 3)
                                               MARKETS          SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     621,075       $        --       $         --     $  621,075
FIXED - INCOME MUTUAL FUNDS                       145,869                --                 --        145,869
MONEY MARKET INSTRUMENTS:
  Money Market Funds                               21,681                --                 --         21,681
-------------------------------------------------------------------------------------------------------------
Total                                       $     788,625       $        --       $         --     $  788,625
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (93.2%)
   948,748    USAA Aggressive Growth Fund                              $    35,920
 1,913,670    USAA Emerging Markets Fund                                    33,968
 2,140,206    USAA Growth Fund                                              35,057
 2,482,645    USAA Income Stock Fund                                        33,590
 3,447,979    USAA International Fund                                       84,889
   364,143    USAA Precious Metals and Minerals Fund                        11,033
 1,636,782    USAA S&P 500 Index Fund                                       34,520
 2,058,425    USAA Small Cap Stock Fund                                     30,794
 2,275,306    USAA Value Fund                                               33,765
                                                                       -----------
              Total Equity Mutual Funds (cost: $278,018)                   333,536
                                                                       -----------
              MONEY MARKET INSTRUMENTS (6.5%)

              MONEY MARKET FUNDS (6.5%)
 23,419,133   State Street Institutional Liquid Reserve Fund,
                0.23%(a) (cost: $23,419)                                    23,419
                                                                       -----------

              TOTAL INVESTMENTS (COST: $301,437)                       $   356,955
                                                                       ===========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER           (LEVEL 3)
                                               MARKETS          SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     333,536       $        --       $         --     $  333,536
MONEY MARKET INSTRUMENTS:
  Money Market Funds                               23,419                --                 --         23,419
-------------------------------------------------------------------------------------------------------------
Total                                       $     356,955       $        --       $         --     $  356,955
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

6  | USAA Target Retirement Funds

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2012, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Unrealized appreciation              $26,351         $62,987         $114,396        $120,786        $55,783
Unrealized depreciation               (1,312)         (1,497)          (1,530)           (785)          (265)
------------------------------------------------------------------------------------------------------------
Net                                  $25,039         $61,490         $112,866        $120,001        $55,518
------------------------------------------------------------------------------------------------------------

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2012, net assets were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Net assets                          $297,458        $519,570         $802,266        $790,949       $358,082

E. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended March 31, 2012 (in thousands):

================================================================================

7  | USAA Target Retirement Funds

================================================================================

Target Income:

                                                                          Realized
                                   Purchase     Sales        Dividend       Gain              Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011     3/31/2012
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                      $776         $174           $-           $(2)        $7,196        $9,076
Emerging Markets                        784        1,272            -          (278)         8,112         8,595
Growth                                  755          169            -             4          7,245         8,861
Income                                7,943          818          552             2         70,894        78,491
Income Stock                            764          541           31             6          7,484         8,486
Intermediate-Term Bond                6,004          824          701            (6)        53,380        59,488
International                         3,039           40            -            (4)        15,986        21,418
Precious Metals and Minerals          4,488           15            -            (5)         5,447         9,423
Real Return                             584           13           43             -          5,121         5,906
S&P 500 Index                           790          406           45             2          7,452         8,727
Short-Term Bond                       6,084          268          400            (3)        52,688        58,735
Small Cap Stock                         679          299            -             6          6,657         7,795
Value                                   733          598            -            (5)         7,487         8,530

Target 2020:

                                                                          Realized
                                   Purchase     Sales        Dividend       Gain              Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011     3/31/2012
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                    $1,123         $329           $-           $(4)       $18,336       $22,367
Emerging Markets                      1,098        3,089            -          (746)        20,652        21,164
Growth                                1,066          312            -             8         18,458        21,824
High Income                           2,754          714          669           (47)        37,943        41,596
Income                                6,174        1,536          696             -         92,191        97,454
Income Stock                          1,103        1,250           76            84         19,075        20,901
Intermediate-Term Bond                4,647        1,332          894             2         69,321        73,835
International                         6,147          112            -            (7)        40,616        52,830
Precious Metals and Minerals          7,363           37            -           (14)         9,912        16,389
Real Return                             627           65           74            (2)         9,323        10,274
S&P 500 Index                         1,155          908          112             8         18,990        21,498
Short-Term Bond                       4,700          599          510            (4)        68,470        72,870
Small Cap Stock                         952          625            -             2         16,942        19,194
Value                                 1,027        1,394            -           (13)        19,078        21,011

Target 2030:

                                                                          Realized
                                   Purchase     Sales        Dividend       Gain              Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011     3/31/2012
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                    $2,241         $236           $-           $(7)       $42,131       $51,581
Emerging Markets                      2,204        6,581            -        (1,571)        47,394        48,768
Growth                                2,174          273            -             3         42,418        50,333
High Income                           3,798          985        1,025           (69)        58,361        63,646
Income                                7,864        2,137          957            (1)       127,384       133,980
Income Stock                          2,235        2,400          176           139         43,837        48,209
Intermediate-Term Bond                5,266        1,623        1,093             2         85,113        90,230
International                        14,189           30            -            (1)        93,398       121,789
Precious Metals and Minerals         11,096            7            -            (2)        15,284        25,091
Real Return                             884          100          114            (3)        14,341        15,722
S&P 500 Index                         2,347        1,644          259           (31)        43,638        49,540
Small Cap Stock                       1,902        1,043            -           (31)        38,889        44,175
Value                                 2,060        2,736            -          (118)        43,849        48,463

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

Target 2040:

                                                                          Realized
                                   Purchase     Sales        Dividend       Gain              Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2012
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                    $2,956         $219           $-           $(6)       $52,661       $64,741
Emerging Markets                      2,991        8,246            -        (1,997)        59,268        61,224
Growth                                2,855          244            -             2         53,019        63,172
High Income                           3,908        1,108        1,004           (77)        57,054        62,276
Income                                5,374        1,659          597            (1)        79,335        83,593
Income Stock                          2,991        2,963          222           (32)        54,784        60,502
International                        18,469          136            -            (3)       116,732       152,923
Precious Metals and Minerals         10,873           25            -           (10)        14,953        24,540
Real Return                             923          145          112            (4)        14,020        15,383
S&P 500 Index                         3,134        1,935          325           (33)        54,540        62,265
Small Cap Stock                       2,556        1,222            -           (32)        48,619        55,504
Value                                 2,771        3,385            -          (146)        54,800        60,821


Target 2050:

                                                                          Realized
                                   Purchase     Sales        Dividend       Gain              Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011    3/31/2012
----------------------             --------     --------     --------     ---------     ----------    ---------
Aggressive Growth                    $2,271          $89           $-           $(6)       $28,615      $35,920
Emerging Markets                      2,365        4,489            -          (977)        32,177       33,968
Growth                                2,247          134            -            (2)        28,811       35,057
Income Stock                          2,314        1,612          123           (31)        29,768       33,590
International                        11,748           47            -            (3)        63,411       84,889
Precious Metals and Minerals          5,019            6            -            (2)         6,596       11,033
S&P 500 Index                         2,400        1,092          180           (18)        29,636       34,520
Small Cap Stock                       2,020          662            -           (35)        26,403       30,794
Value                                 2,193        1,844            -           (92)        29,779       33,765

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2012.

================================================================================

9  | USAA Target Retirement Funds


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.